KraneShares Trust

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

February 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectus dated February 1, 2019 with respect to the KraneShares Asia Robotics and Artificial Intelligence Index ETF (the “Fund”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus contained in Post-Effective Amendment No. 172 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on January 31, 2019 (the “Amendment”);
2.	The form of Statement of Additional Information dated February 1, 2019 with respect to the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information contained in the Amendment; and
3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and Principal Financial Officer